OTHER CURRENT ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Jun. 27, 2020	Mar. 27, 2021
Business Acquisition [Line Items]
Net loss on changes in fair value of investments	$ 4,566,178
Old Pal [Member]
Business Acquisition [Line Items]
Fair Value of investment	1,970,000	$ 1,970,000
The Hacienda Company LLC [Member]
Business Acquisition [Line Items]
Settlement of outstanding balances		$ 750,000
ToroVerde Inc [Member]
Business Acquisition [Line Items]
Settlement of outstanding balances	0
Hacienda Company, LLC [Member]
Business Acquisition [Line Items]
Settlement of outstanding balances	$ 750,000